Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of Changes in Goodwill and Intangible Assets
Goodwill and intangible assets are comprised of the following:

	2019
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$253.7	$55.4	$198.3

Intellectual property	$111.3	$111.3	$—
Other intangible assets	503.2	260.9	242.3
Computer software assets	291.1	282.1	9.0
	$905.6	$654.3	$251.3

	2020
	Cost	Accumulated Amortization and Impairment	Net Book Value
Goodwill	$254.0	$55.4	$198.6

Intellectual property	$111.3	$111.3	$—
Other intangible assets	503.2	282.6	220.6
Computer software assets	294.4	285.6	8.8
	$908.9	$679.5	$229.4
The following table details the changes to the net book value of goodwill and intangible assets for the years indicated:

	Note	Goodwill	Other Intangible Assets	Computer Software Assets	Total
Balance — January 1, 2019		$198.4	$269.8	$13.8	$482.0
Additions		—	—	1.8	1.8
Adjustment through business combinations(i)	3	—	(3.0)	(0.7)	(3.7)
Amortization		—	(24.6)	(5.0)	(29.6)
Write-down of assets		—	—	(0.8)	(0.8)
Foreign exchange and other		(0.1)	0.1	(0.1)	(0.1)
Balance — December 31, 2019		198.3	242.3	9.0	449.6
Additions		—	—	3.5	3.5
Amortization		—	(21.8)	(3.8)	(25.6)
Foreign exchange and other		0.3	0.1	0.1	0.5
Balance — December 31, 2020		$198.6	$220.6	$8.8	$428.0
(i)    Adjustments were made in 2019 to reflect the fair value of assets acquired in connection with our Impakt acquisition.
We
Disclosure of Assumptions For Annual Impairment Assessments of Goodwill	We used the following assumptions for purposes of our Annual Impairment Assessments of goodwill for the periods shown:

Assumption	Capital Equipment CGU	A&D CGU	Atrenne CGU
Annual revenue growth rate(1)	2020 — 13% over 5 year period; 2019 — 13% over 5 year period; 2018 — 4% over 5 year period	2020 — 8% growth over 5 year period; 2019 — modest growth over 5 year period; 2018 — modest growth over 5 year period	2020 — 9% over 5 year period; 2019 — 4% over 5 year period; 2018 — 12% over 4 year period
Average annual margins	2020 — above company margins; 2019 — above company margins; 2018 — above company margins	2020 — slightly above company margins; 2019 — slightly above company margins; 2018 — slightly above company margins	2020 — above company margins; 2019 — above company margins; 2018 — above company margins
Discount rate	2020 — 12%; 2019 — 13%; 2018 — 13%	2020 — 11%; 2019 — 10%; 2018 — 11%	2020 — 10%; 2019 — 10%; (2) 2018 — 13%
(1)     Supported by recent business awards, the expectation of future new business awards, and growth due to our acquisitions.
(2)    The decrease in the discount rate from 2018 to 2019 used for our Atrenne CGU was supported by the then-overall decrease in our weighted average cost of capital, as well as the CGU's strong performance.